Tax receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Recoverable [Abstract]
Income tax and Social contribution	R$ 449,080	R$ 358,232
Social integration program	94,932	35,488
Other	19,293	17,081
Current tax assets	R$ 563,305	R$ 410,801